Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Share
3.    EARNINGS PER SHARE
Earnings per share are computed as follows:

	2022	2021
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$592	$1,514

Weighted average number of Common Shares outstanding during the year	290.4	300.6

Basic earnings per Common Share	$2.04	$5.04

Diluted earnings per Common Share [a]:
Net income attributable to Magna International Inc.	$592	$1,514

Weighted average number of Common Shares outstanding during the year	290.4	300.6
Stock options and restricted stock	0.8	2.2

	291.2	302.8

Diluted earnings per Common Share	$2.03	$5.00

[a]
Diluted earnings per Common Share exclude 1.3 million [2021 – 0.4 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not
“in-the-money”.
The dilutive effect of participating securities using the
two-class
method was excluded from the calculation of earnings per share because the effect would be immaterial.